Provisions for Retirement Benefit Obligations	12 Months Ended
Dec. 31, 2021
Provisions for Retirement Benefit Obligations
Provisions for Retirement Benefit Obligations

Note 13. Provisions for Retirement Benefit Obligations

Retirement benefit obligations are determined based on the rights set forth in the national collective bargaining agreement for the French pharmaceutical industry (IDCC 176/Brochure 3104) and in accordance with IAS 19 — Employee Benefits. These rights depend on the employee’s final salary and seniority within the Company at his/her retirement date.

Principal actuarial assumptions

The following assumptions were used to measure the obligation:

	As of December 31,
Variables	2019		2020		2021
Retirement age	65	years	65	years	65	years
Payroll taxes	41.41%		41.41%		41.41%
Salary growth rate	2%		2%		2%
Discount rate	0.70%		0.35%		1.00%
Mortality table	TGH/TGF 05		TGH/TGF 05		TGH/TGF 05

The discount rate corresponds to the rates of Eurozone AA-rated corporate bonds with maturities of over ten years.

Net provision

The provision recorded in respect of defined benefit schemes at the end of each reporting period is shown in the table below:

	As of
	December 31,
(in thousands of euros)	2019	2020	2021
Retirement benefit obligations	1,127	1,385	1,429
Obligation	1,127	1,385	1,429

Given the absence of plan assets at December 31, 2021, 2020 and 2019, the total amount of the provision corresponds to the estimated obligation at those dates.

Change in net provision

The change in the provision recorded in respect of defined benefit schemes breaks down as follows:

	Year ended
	December 31
(in thousands of euros)	2019	2020	2021
Provision at beginning of period	(1,029)	(1,127)	(1,385)
Other changes	—	—	75
Expense for the period	(1)	(209)	(200)
Actuarial gains or losses recognized in other comprehensive income	(96)	(49)	82
Provision at end of period	(1,127)	(1,385)	(1,429)

Breakdown of expense recognized for the period

The expense recognized in the statement of income (loss) breaks down as follows:

	Year ended
	December 31,
(in thousands of euros)	2019	2020	2021
Service cost for the period	(195)	(202)	(224)
Interest cost for the period	(16)	(8)	(5)
Benefits for the period	53	—	29
Plan curtailments and modifications	157	—	—
Total	(1)	(209)	(200)

For the year ended December 31, 2021, the total expense related to the retirement benefit obligation remains stable in comparison to 2020.

For the year ended December 31, 2020, the expense related to the retirement benefit obligation increased in comparison to 2019, mainly due to the reversal of the provision related to the restructuring plan implemented in 2019 and the absence of benefits for the period in 2020.

Breakdown of actuarial gains and losses recognized in comprehensive income

The actuarial gains (losses) can be analyzed as follows:

	Year ended
	December 31,
(in thousands of euros)	2019	2020	2021
Demographic changes	32	14	(27)
Changes in actuarial assumptions	(129)	(63)	109
Total	(96)	(49)	82

Demographic differences mainly relate to salary adjustments.

Changes in actuarial assumptions relate to movements in the discount rate (0.70% in 2019 to 0.35% in 2020 and to 1.00% in 2021).

Sensitivity analysis

A 0.25% change in the discount rate would have had an impact of approximately 2.8% on the obligation amount in 2021, 3.4% in 2020 and 3.5% in 2019.

In thousands
December 31, 2019	of euros
Benefit obligation at December 31, 2019 at 0.45%	1,168
Benefit obligation at December 31, 2019 at 0.70%	1,127
Benefit obligation at December 31, 2019 at 0.95%	1,088

In thousands
December 31, 2020	of euros
Benefit obligation at December 31, 2020 at 0.10%	1,433
Benefit obligation at December 31, 2020 at 0.35%	1,385
Benefit obligation at December 31, 2020 at 0.60%	1,340

In thousands
December 31, 2021	of euros
Benefit obligation at December 31, 2021 at 0.75%	1,471
Benefit obligation at December 31, 2021 at 1.00%	1,429
Benefit obligation at December 31, 2021 at 1.25%	1,389